FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2024
FAIR VALUE MEASUREMENTS
Schedule of Level 3 fair value measurements of the forward purchase agreement

	July 12, 2024	August 2, 2024
Term	3.00	2.94
Stock price	$3.54	$0.78
Exercise price	$13.36	$13.36
Volatility	46.00%	80.00%
Risk-free rate	4.20%	3.71%
Dividends rate	0.00%	0.00%

	August 2, 2024	September 30, 2024
Term	2.94	2.78
Stock price	$0.78	$1.15
Volatility	80.00%	90.00%
Risk-free rate	3.71%	3.60%
Dividends rate	0.00%	0.00%

Schedule of forward purchase agreement assets

Forward purchase agreement assets (liability) at December 31, 2023	$—
Forward purchase agreement asset (liability) at business combination	(27,530)
Less cash payments from Trust	37,624
Change in fair value	(9,399)
Gain from modification	1,443
Less cash received	(766)
Change in fair value	824
Forward purchase agreement asset (liability) at September 30, 2024	$2,196

Schedule of company's liabilities that are measured at fair value on a recurring basis

The following table presents the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis (in thousands):

	September 30, 2024		December 31, 2023
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Assets:
Forward Purchase Agreement	$2,196	$2,196	$—	$—

Liabilities:
2022 Convertible Debt	$—	$—	$2,179	$2,179
2024 Convertible Notes	$762	$762	$—	$—
EFH Convertible Note	$3,630	$3,630	$—	$—
Contingent consideration	$576	$576	$—	$—